S000011692 [Member] Annual Fund Operating Expenses - Midas Discovery - Midas Discovery	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.22%
Expenses (as a percentage of Assets)	3.47%